Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.6%
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡(cost$5,502,661)	$5,502,661	$5,150,390
Bank Loans and Mezzanine Loans– 1.6%
Basic Industry – 0.1%
Olympus Water US Holding Corp,
CME Term SOFR 3 Month + 4.5000%, 8.1532%, 11/9/28‡	667,683	615,731
Communications – 0.6%
CSC Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 4.2796%, 7/17/25ƒ,‡	3,098,000	2,945,052
Directv Financing LLC, ICE LIBOR USD 1 Month + 5.0000%, 8.1153%, 8/2/27ƒ,‡	2,192,380	2,037,006
		4,982,058
Consumer Cyclical – 0.7%
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 10.8667% (11.14% Cash or 10.87% PIK), 4/23/24‡,Ø,¢	361,978	361,978
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 9.8653%, 7/20/29‡	2,303,342	2,193,933
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 10.6153%, 2/4/28‡	3,481,080	3,167,783
		5,723,694
Consumer Non-Cyclical – 0%
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 10.9300%, 3/2/29‡	253,037	182,187
Transportation – 0.2%
AAdvantage Loyalty IP Ltd,
ICE LIBOR USD 3 Month + 4.7500%, 7.4599%, 4/20/28‡	2,108,000	2,038,436
Total Bank Loans and Mezzanine Loans (cost $14,180,111)		13,542,106
Corporate Bonds– 89.1%
Banking – 2.0%
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 5.4310%, 8.0000%‡,µ	1,730,000	1,514,096
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,µ	6,522,000	5,494,785
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	2,962,000	2,442,554
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,#,µ	4,532,000	2,693,005
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	7,060,000	5,197,024
		17,341,464
Basic Industry – 7.2%
Allegheny Technologies Inc, 5.1250%, 10/1/31	1,414,000	1,155,138
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	3,364,000	2,971,522
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)#	5,579,000	4,373,657
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	4,992,000	4,691,357
Compass Minerals International Inc, 4.8750%, 7/15/24 (144A)	2,354,000	2,212,787
Diamond BC BV, 4.6250%, 10/1/29 (144A)	8,129,000	5,656,321
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	2,941,000	2,368,093
First Quantum Minerals Ltd, 7.5000%, 4/1/25 (144A)	11,971,000	11,551,347
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	4,068,000	3,122,833
Graphic Packaging International LLC, 3.7500%, 2/1/30 (144A)	2,958,000	2,441,272
Herens Holdco Sarl, 4.7500%, 5/15/28 (144A)	1,085,000	868,000
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	9,951,000	8,273,062
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	5,276,000	4,251,031
Kaiser Aluminum Corp, 4.5000%, 6/1/31 (144A)	3,387,000	2,478,403
Kobe US Midco 2 Inc, 9.2500% (9.25% Cash or 10.00% PIK), 11/1/26 (144A)Ø	1,264,000	998,560
PMHC II Inc, 9.0000%, 2/15/30 (144A)#	3,629,000	2,361,380
Polar US Borrower LLC, 6.7500%, 5/15/26 (144A)	6,188,000	3,403,338
		63,178,101
Brokerage – 2.3%
AG TTMT Escrow Issuer LLC, 8.6250%, 9/30/27 (144A)	1,265,000	1,189,100
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	4,507,000	3,696,667
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)	5,464,000	3,417,486
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	4,331,000	2,401,349
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29 (144A)	6,703,000	5,764,580
LPL Holdings Inc, 4.3750%, 5/15/31 (144A)	4,286,000	3,554,010
		20,023,192
Building Products – 0.6%
TopBuild Corp, 4.1250%, 2/15/32 (144A)	7,355,000	5,600,772
Capital Goods – 7.7%
ABC Supply Co Inc, 4.0000%, 1/15/28 (144A)	2,496,000	2,183,451
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	10,321,934	7,067,428

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Ardagh Metal Packaging Finance USA LLC / Adragh Metal Packaging Finance PLC,
6.0000%, 6/15/27 (144A)	$1,855,000	$1,746,860
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	4,343,818
Atkore Inc, 4.2500%, 6/1/31 (144A)	1,176,000	940,447
Ball Corp, 2.8750%, 8/15/30	2,415,000	1,853,380
Ball Corp, 3.1250%, 9/15/31	2,169,000	1,634,884
Builders FirstSource Inc, 4.2500%, 2/1/32 (144A)	2,735,000	2,098,114
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	4,639,000	4,120,565
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	3,522,000	2,518,230
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)#	2,707,000	2,302,466
LABL Inc, 5.8750%, 11/1/28 (144A)	3,003,000	2,432,128
LABL Inc, 8.2500%, 11/1/29 (144A)	7,037,000	5,114,955
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)	8,448,000	6,160,563
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	14,235,000	10,011,476
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	1,390,000	1,223,200
TransDigm Inc, 4.8750%, 5/1/29	7,032,000	5,684,001
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	3,497,000	3,087,195
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	2,758,931
		67,282,092
Communications – 15.9%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	10,351,000	7,973,168
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	2,470,000	1,934,641
Altice France SA, 5.1250%, 1/15/29 (144A)#	1,985,000	1,464,414
Altice France SA, 5.1250%, 7/15/29 (144A)	6,400,000	4,781,504
Altice France SA, 5.5000%, 10/15/29 (144A)	1,837,000	1,382,129
Block Communications Inc, 4.8750%, 3/1/28 (144A)	6,622,000	5,728,030
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	5,034,000	4,543,185
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	3,482,000	3,002,389
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,280,000	3,384,795
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	2,945,000	2,246,063
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 6/1/33 (144A)	2,755,000	2,035,311
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,453,000	6,518,037
Consolidated Communications Inc, 5.0000%, 10/1/28 (144A)	4,469,000	3,107,847
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	4,681,000	4,084,173
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	3,875,000	3,161,884
Directv Financing LLC / Directv Financing Co-Obligor Inc,
5.8750%, 8/15/27 (144A)	3,330,000	2,870,826
DISH DBS Corp, 5.1250%, 6/1/29	3,133,000	1,840,638
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	4,634,000	3,718,553
GCI LLC, 4.7500%, 10/15/28 (144A)	6,408,000	5,320,274
Gray Escrow II Inc, 5.3750%, 11/15/31 (144A)	2,361,000	1,852,027
Gray Television Inc, 4.7500%, 10/15/30 (144A)	10,263,000	7,691,528
Lamar Media Corp, 3.6250%, 1/15/31	4,587,000	3,607,721
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	1,881,000	1,416,519
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	2,155,000	1,804,813
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	4,484,000	3,319,909
Liberty Interactive LLC, 8.2500%, 2/1/30	8,003,000	5,041,890
Netflix Inc, 4.8750%, 6/15/30 (144A)	1,446,000	1,321,409
News Corp, 3.8750%, 5/15/29 (144A)	5,563,000	4,722,208
News Corp, 5.1250%, 2/15/32 (144A)	1,408,000	1,235,520
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	3,578,000	3,041,300
Scripps Escrow II Inc, 3.8750%, 1/15/29 (144A)	1,825,000	1,454,890
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)#	8,700,000	6,590,418
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	2,433,000	2,116,710
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	5,393,000	4,587,178
Twitter Inc, 5.0000%, 3/1/30 (144A)	8,189,000	7,847,601
Univision Communications Inc, 7.3750%, 6/30/30 (144A)	1,510,000	1,440,985
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,142,000	2,310,611
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,447,000	3,684,958
Ziggo BV, 5.1250%, 2/28/30 (144A)	6,300,000	4,504,500
		138,690,556
Construction & Engineering – 0.1%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	1,373,000	1,167,050
Consumer Cyclical – 15.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	2,986,000	1,927,086
AMC Entertainment Holdings Inc, 10.0000%, 6/15/26 (144A)#	3,775,652	2,576,883
American Axle & Manufacturing Inc, 6.2500%, 3/15/26	987,000	904,829
American Axle & Manufacturing Inc, 6.8750%, 7/1/28#	1,057,000	908,976
APX Group Inc, 5.7500%, 7/15/29 (144A)	2,859,000	2,260,254
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	2,930,000	2,285,400
Carnival Corp, 7.6250%, 3/1/26 (144A)	11,063,000	8,407,880

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Century Communities Inc, 3.8750%, 8/15/29 (144A)	$3,814,000	$2,927,245
Colt Merger Sub Inc, 8.1250%, 7/1/27 (144A)#	6,295,000	6,012,260
Ford Motor Co, 6.1000%, 8/19/32	3,930,000	3,464,688
Ford Motor Credit Co LLC, 4.1340%, 8/4/25	2,951,000	2,678,180
Ford Motor Credit Co LLC, 3.6250%, 6/17/31	7,239,000	5,378,215
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	9,320,000	8,389,212
Goodyear Tire & Rubber Co/The, 5.2500%, 4/30/31#	3,257,000	2,610,882
Jaguar Land Rover Automotive PLC, 7.7500%, 10/15/25 (144A)	2,283,000	2,019,073
Jaguar Land Rover Automotive PLC, 5.8750%, 1/15/28 (144A)	3,580,000	2,514,950
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	3,540,000	2,622,326
Life Time Inc, 5.7500%, 1/15/26 (144A)	6,247,000	5,684,770
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	7,016,000	5,744,560
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	7,488,000	6,683,040
Macy's Retail Holdings LLC, 5.8750%, 4/1/29 (144A)#	1,766,000	1,417,215
Match Group Holdings II LLC, 5.6250%, 2/15/29 (144A)	3,089,000	2,812,641
MGM China Holdings Ltd, 5.8750%, 5/15/26 (144A)	1,070,000	866,871
MGM China Holdings Ltd, 4.7500%, 2/1/27 (144A)	1,399,000	1,087,163
Michael Cos Inc/The, 7.8750%, 5/1/29 (144A)	4,014,000	2,317,603
Papa John's International Inc, 3.8750%, 9/15/29 (144A)#	2,447,000	1,955,969
Royal Caribbean Cruises Ltd, 11.6250%, 8/15/27 (144A)	7,690,000	6,998,054
Royal Caribbean Cruises Ltd, 9.2500%, 1/15/29 (144A)	2,938,000	2,894,973
Service Corp International/US, 3.3750%, 8/15/30	7,074,000	5,532,505
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	6,079,000	4,711,407
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	3,836,000	3,548,425
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)	8,661,000	6,546,867
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	3,442,000	2,779,463
Wendy's International LLC, 7.0000%, 12/15/25	2,031,000	2,031,000
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,402,000	4,293,616
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,619,000	3,390,067
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	2,232,000	1,486,780
		130,671,328
Consumer Non-Cyclical – 12.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	4,457,000	3,983,762
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	6,716,000	5,681,803
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	5,187,000	4,744,549
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)	61,000	47,990
Chobani LLC / Chobani Finance Corp Inc, 7.5000%, 4/15/25 (144A)	7,399,000	6,768,753
Chobani LLC / Chobani Finance Corp Inc, 4.6250%, 11/15/28 (144A)	1,737,000	1,477,388
CHS / Community Health Systems Inc, 5.2500%, 5/15/30 (144A)	3,458,000	2,407,633
FAGE International SA / FAGE USA Dairy Industry Inc,
5.6250%, 8/15/26 (144A)	5,605,000	4,976,567
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	5,206,000	4,743,030
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	4,145,000	2,958,059
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,114,000	4,724,058
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	7,481,000	6,078,313
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	11,317,000	8,544,335
Newell Brands Inc, 6.3750%, 9/15/27	1,580,000	1,564,563
Newell Brands Inc, 6.6250%, 9/15/29#	2,043,000	1,997,502
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	2,079,000	1,777,545
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	8,894,000	7,285,609
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,671,000	2,150,155
Providence Service Corp, 5.8750%, 11/15/25 (144A)	3,168,000	2,923,791
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	4,794,000	4,662,117
Syneos Health Inc, 3.6250%, 1/15/29 (144A)	4,871,000	3,878,680
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	4,717,000	4,383,367
Tenet Healthcare Corp, 4.2500%, 6/1/29 (144A)	2,187,000	1,811,383
Tenet Healthcare Corp, 6.1250%, 6/15/30 (144A)	7,152,000	6,551,232
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	8,904,000	7,305,732
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	3,043,000	2,584,450
		106,012,366
Electric – 0.7%
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	7,195,000	6,106,972
Energy – 10.8%
Antero Resources Corp, 5.3750%, 3/1/30 (144A)	3,686,000	3,313,972
Apache Corp, 4.2500%, 1/15/30	5,608,000	4,904,196
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,253,000	2,017,742
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	5,659,000	4,781,855

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	$3,424,000	$2,823,841
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	2,949,000	2,757,315
EnLink Midstream LLC, 6.5000%, 9/1/30 (144A)	3,376,000	3,296,664
EnLink Midstream Partners LP, 4.1500%, 6/1/25	1,000,000	928,250
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%‡,µ	1,219,000	911,164
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A)	2,854,000	2,265,363
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,879,000	3,396,587
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	2,001,000	1,615,808
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	3,461,000	3,083,636
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,456,000	5,228,867
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	9,437,000	8,395,250
Occidental Petroleum Corp, 6.3750%, 9/1/28	2,055,000	2,046,646
Occidental Petroleum Corp, 6.6250%, 9/1/30	4,406,000	4,472,090
Southwestern Energy Co, 5.3750%, 3/15/30	2,858,000	2,575,201
Southwestern Energy Co, 4.7500%, 2/1/32	2,873,000	2,407,861
Sunoco LP / Sunoco Finance Corp, 4.5000%, 5/15/29	2,712,000	2,249,740
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	9,306,000	7,607,655
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,644,000	5,671,019
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,175,000	4,372,875
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,177,000	4,765,539
Western Midstream Operating LP, 4.3000%, 2/1/30Ç	9,274,000	7,931,681
		93,820,817
Finance Companies – 2.9%
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	978,000	918,745
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	4,230,000	4,136,136
Navient Corp, 4.8750%, 3/15/28	1,253,000	957,080
Navient Corp, 5.5000%, 3/15/29	2,956,000	2,246,996
OneMain Finance Corp, 6.6250%, 1/15/28	943,000	809,094
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	3,387,000	3,335,567
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	7,069,000	5,123,993
SLM Corp, 3.1250%, 11/2/26	4,105,000	3,397,996
Springleaf Finance Corp, 5.3750%, 11/15/29	5,655,000	4,382,625
		25,308,232
Financial Institutions – 0.5%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	1,589,000	1,391,740
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	3,723,000	3,248,318
		4,640,058
Information Technology Services – 0.4%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,564,000	3,061,747
Insurance – 0.5%
Ryan Specialty Group LLC, 4.3750%, 2/1/30 (144A)	5,547,000	4,704,619
Other Diversified Financial Services – 0.7%
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	6,307,000	6,308,799
Real Estate Investment Trusts (REITs) – 0.3%
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,713,000	2,896,212
Technology – 7.5%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	5,378,000	3,997,467
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	7,040,000	5,914,210
Ciena Corp, 4.0000%, 1/31/30 (144A)	9,685,000	8,086,975
Entegris Escrow Corp, 5.9500%, 6/15/30 (144A)	2,402,000	2,192,329
Entegris Inc, 3.6250%, 5/1/29 (144A)	5,838,000	4,619,948
II-VI Inc, 5.0000%, 12/15/29 (144A)	8,673,000	7,174,306
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	6,326,000	5,155,690
Iron Mountain Inc, 4.8750%, 9/15/27 (144A)	2,819,000	2,524,795
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,623,000	3,825,394
Minerva Merger Sub Inc, 6.5000%, 2/15/30 (144A)#	2,605,000	2,059,435
MSCI Inc, 3.6250%, 11/1/31 (144A)	6,092,000	4,887,729
NortonLifeLock Inc, 6.7500%, 9/30/27 (144A)	5,512,000	5,288,929
Seagate HDD Cayman, 4.1250%, 1/15/31	7,207,000	5,407,268
Seagate HDD Cayman, 3.3750%, 7/15/31	6,020,000	4,203,135
		65,337,610
Transportation – 1.9%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	7,894,000	6,794,445
United Airlines Holdings Inc, 4.8750%, 1/15/25#	2,416,000	2,250,576
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	7,817,000	7,114,679
		16,159,700
Total Corporate Bonds (cost $919,624,607)		778,311,687

Shares or Principal Amounts		Value
Convertible Corporate Bonds– 0.5%
Media – 0.5%
DISH Network Corp, 2.3750%, 3/15/24((cost $4,949,446)	$5,355,000	$4,776,660
Common Stocks– 1.7%
Containers & Packaging – 0.3%
Ball Corp	60,564	2,926,452
Electronic Equipment, Instruments & Components – 0.5%
Coherent Corp*	131,649	4,587,968
Hotels, Restaurants & Leisure – 0.6%
Caesars Entertainment Inc*	65,646	2,117,740
Six Flags Entertainment Corp*	146,229	2,588,253
		4,705,993
Semiconductor & Semiconductor Equipment – 0.3%
Advanced Micro Devices Inc*	40,115	2,541,686
Total Common Stocks (cost $22,051,006)		14,762,099
Preferred Stocks– 0.3%
Consumer Cyclical – 0.3%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Investment Companies– 5.0%
Money Markets – 5.0%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $44,005,483)	44,001,320	44,005,720
Investments Purchased with Cash Collateral from Securities Lending– 2.6%
Investment Companies – 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	17,944,378	17,944,378
Time Deposits – 0.5%
Royal Bank of Canada, 3.0600%, 10/3/22	$4,486,095	4,486,095
Total Investments Purchased with Cash Collateral from Securities Lending (cost $22,430,473)		22,430,473
Total Investments (total cost $1,035,376,850) – 101.4%		885,612,198
Liabilities, net of Cash, Receivables and Other Assets – (1.4)%		(12,575,256)
Net Assets – 100%		$873,036,942

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$775,644,780	87.6%
Luxembourg	27,975,494	3.2
United Kingdom	14,876,767	1.7
Peru	12,524,093	1.4
Zambia	11,551,347	1.3
Israel	9,890,182	1.1
France	7,628,047	0.9
Netherlands	7,591,695	0.8
India	5,914,210	0.7
Macao	3,440,814	0.4
Australia	3,122,833	0.3
Germany	2,758,931	0.3
Switzerland	2,693,005	0.3

Total	$885,612,198	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 5.0%
Money Markets - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$223,232	$(623)	$1	$44,005,720
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	144,501∆	-	-	17,944,378
Total Affiliated Investments - 7.1%	$367,733	$(623)	$1	$61,950,098

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 5.0%
Money Markets - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	22,494,643	165,467,596	(143,955,897)	44,005,720
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	33,838,933	43,502,717	(59,397,272)	17,944,378

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.S39, Fixed Rate of 5.00%, Paid Quarterly	12/20/27	(86,800,000)	USD	$4,557,750	$(1,146,682)	$3,411,068

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Credit default swaps:
Average notional amount - buy protection	$73,588,375

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $641,108,844, which represents 73.4% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2022 is $2,995,041, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$5,150,390	$-
Bank Loans and Mezzanine Loans	-	13,180,128	361,978
Corporate Bonds	-	778,311,687	-
Convertible Corporate Bonds	-	4,776,660	-
Common Stocks	14,762,099	-	-
Preferred Stocks	-	-	2,633,063
Investment Companies	-	44,005,720	-
Investments Purchased with Cash Collateral from Securities Lending	-	22,430,473	-
Total Assets	$14,762,099	$867,855,058	$2,995,041
Liabilities
Other Financial Instruments(a):
Centrally Cleared Swaps	$-	$1,146,682	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70278 11-22